[PowerShares Letterhead]

January 30, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention:        Kevin Rupert

Re: BLDRS Index Funds Trust (the “Trust”) Post-Effective Amendment No. 11 (“Post-Effective Amendment No. 11”) to the Registration Statement on Form S-6 (Registration
No. 333-84788) of the Trust

Ladies and Gentlemen:

We are hereby filing as sponsor of the Trust (the “Sponsor”), pursuant to the terms of the Securities Act of 1933 (the “Securities Act”), Post-Effective Amendment No. 11. Pursuant to the terms and conditions of the Securities Act, Post-Effective Amendment No. 11 shall become effective as of the date hereof as provided in Rule 485(b) of the Securities Act. Defined terms herein are used as defined in Post-Effective Amendment No. 11.

The undersigned hereby acknowledges that representatives of The Bank of New York Mellon have informed the staff of the Securities and Exchange Commission (the “Staff”) that they will provide a letter, which letter the Sponsor has not reviewed and has not participated in drafting, to the Staff in response to the Staff’s comments discussed with the Staff during a conference call held on January 25, 2012.

In connection with this filing, the Sponsor acknowledges that:

•                  In connection with the effectiveness of Post-Effective Amendment No. 11, the Commission is not foreclosed from taking any action with respect to the filing;

•                  The effectiveness of the filing does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•                  The Trust may not assert as a defense the fact that Post-Effective Amendment No. 11 became effective in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact David M. Mahle of Jones Day at (212) 326-3417 if you have any questions concerning this matter.  Thank you for your continued attention to this matter.

Very truly yours,

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

By:	/s/ Anna Paglia
Name: Anna Paglia
Title: Head of Legal

cc:           Thomas C. Daniels, Esq.